CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents [abstract]
Disclosure of cash and cash equivalents
	December 31
	2025	2024
	USD thousands

Cash	77,999	87,199
Bank deposits and money market funds	55,309	99,869

Cash and cash equivalents	133,308	187,068